Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	4,212	2,649	2,878
Right-of-use assets obtained in exchange for operating lease obligations	198	4,588	2,325

Schedule of Lease, Cost

Lease term and discount rates were as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Operating leases	1.7 years	1.7 years
Weighted-average discount rate
Operating leases	4.9%	3.7%

Schedule of Lessee, Operating Lease, Liability, Maturity

Maturities of lease liabilities were as follows:

As of December 31, 2024
(in US$ thousands)
2025	$1,843
2026	1,653
2027	300
Total undiscounted lease payments	3,796
Less: imputed interest	(125)
Total present value of lease liabilities	$3,671